Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 2,184,318	$ 1,769,632
Less current portion	288,690	248,385
Long-term portion	1,895,628	1,521,247
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	632,272	812,509
Norwegian Kroner Bonds due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	347,863	215,641
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	201,458	213,993
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,002,725	$ 527,489